Other Operating Expense, Net	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Other Operating Expense, Net
9. Other Operating Expense, Net:
A summary of other operating expense, net is as follows:

	Years ended December 31,
	2020	2019	2018

Amortization expense	$8,689	$8,755	$8,718
Transaction and other related costs	1,033	170	491
Restructuring, integration and business optimization costs (1)	1,994	2,135	5,465
Net loss on asset disposals	4,722	4,559	10,350
Insurance recoveries (2)	—	—	(5,480)
Write-off of long-term supply contract obligation (Note 25)	—	—	(20,612)
Other, net	1,404	2,115	4,291

	$17,842	$17,734	$3,223

(1)
During the year ended December 31, 2020, the Company’s results were impacted by costs associated with the execution of the Company’s strategic initiatives and severance charges for certain executives and employees. The costs incurred during the years ended December 31, 2019 and 2018 relate to severance charges for certain executives and employees and other expenses related to the Company’s organization changes.

(2)
During the year ended December 31, 2018, the Company recognized $6,450 of insurance recoveries in its consolidated statement of income related to the Company’s claim for losses sustained during Hurricane Harvey in August 2017. For the year ended December 31, 2018, $5,480 was recorded as a gain in other operating expense, net, as reimbursement of expenses, $207 was recorded as a gain in net loss on asset disposals within other operating expense, net, for the Company’s previously recognized property losses, and $763 represented recoveries in excess of the Company’s property losses which was recorded as a non-operating
gain in other expense, net, in the Company’s consolidated statement of income.